Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 9,729	$ 8,585	$ 7,493
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	34	28	27
Gratuity | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	31	25	24
Gratuity | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	2
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	5	7	5
Pension | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	5	6	5
Pension | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans		1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	60	49	35
Superannuation | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	55	44	31
Superannuation | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	3	3
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	1
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	148	118	90
Provident Fund | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	134	106	80
Provident Fund | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	9	8	7
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	5	4	3
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	170	138	123
Defined benefit plans	78	64	48
Cost	9,729	8,585	7,493
Employee Benefit Cost | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	8,826	7,714	6,671
Employee Benefit Cost | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	598	572	548
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 305	$ 299	$ 274